Land-Use Rights, Net - Schedule of Estimated Future Amortization Expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Estimated Future Amortization Expenses [Abstract]
Fiscal year 2025	$ 27,008
Fiscal year 2026	27,008
Fiscal year 2027	27,008
Fiscal year 2028	27,008
Fiscal year 2029	27,008
Thereafter	470,303
Total	$ 605,343	$ 650,187